LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Lease Cost	The lease cost was as follows:
Year ended December 31, 2019
Operating lease expenses	1,297

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
Year ended December 31, 2019
Operating cash flows from operating leases	354

Schedule of Operating Cash Flows
Supplemental information for amounts included in the measurement of lease liabilities are as follows:

December 31, 2019
Operating Leases
Operating lease right-of-use assets	6,664

Current operating lease liabilities	1,330
Non-current operating lease liabilities	5,688
Total operating lease liabilities	7,018

Weighted Average Remaining Lease Term
Operating leases - Israel	5 years
Operating leases - United States	6 years

Operating leases - Israel	4.5%
Operating leases - United States	4.84%

Schedule of Maturities of Lease Liabilities
As of December 31, 2019, the maturities of lease liabilities were as follows:

Year	Amount
2020	$1,626
2021	1,461
2022	1,314
2023	1,250
2024 and after	1,827
Total lease payments	7,478
Less imputed interest	(460)
Total	$7,018

Schedule of Minimum Lease Payments	As of December 31, 2018, the minimum lease payments of the Company, were as follows:
Year	Amount
2019	$1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	$8,312